Retirement Plans and Postretirement Costs (Details 5)	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014
Pension plan weighted-average asset allocations by asset category
Target Allocation	100.00%
Plan assets - actual percentage	100.00%	100.00%
Equity investments
Pension plan weighted-average asset allocations by asset category
Target Allocation	35.00%
Plan assets - actual percentage	35.00%	43.00%
Fixed-income Investments
Pension plan weighted-average asset allocations by asset category
Target Allocation	30.00%
Plan assets - actual percentage	26.00%	26.00%
Cash
Pension plan weighted-average asset allocations by asset category
Target Allocation	35.00%
Plan assets - actual percentage	39.00%	26.00%
Other
Pension plan weighted-average asset allocations by asset category
Plan assets - actual percentage		5.00%